Prudential Investments

100 Mulberry Street

Gateway Center Three

Newark, NJ 07102

April 27, 2005

United States Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, DC 20549

Re:          Definitive Proxy Materials for

Strategic Partners Opportunity Funds — Strategic Partners Focused Value Fund

Ladies and Gentlemen:

                On behalf of the above-referenced Fund, we are hereby filing in accordance with Rule 14a-6(a) under the Securities and Exchange Act of 1934 definitive proxy materials in connection with a special meeting of shareholders of Strategic Partners Focused Value Fund scheduled for July 1, 2005 (the “Meeting”).  The Meeting will be held for the purpose of considering a proposal for the approval of a new subadvisory agreement between Prudential Investments LLC and Quantitative Management Associates LLC.  These materials include the notice of Meeting, the proxy statement and a form of the proxy card.

                If there are any questions with respect to this filing, please call me at 973-802-6469.

Sincerely,

/s/ Jonathan D. Shain

Jonathan D. Shain

Vice President & Corporate Counsel

cc:           Randolph S. Koch